Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2020	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥14,958	¥—	¥14,958	¥(11,282)	¥(874)	¥2,802
Receivables under resale agreements	25,884	(1,888)	23,996	(23,195)	(21)	780
Receivables under securities borrowing transactions	3,444	—	3,444	(3,336)	—	108

Total	¥44,286	¥(1,888)	¥42,398	¥(37,813)	¥(895)	¥3,690

Financial liabilities:
Derivative liabilities	¥14,034	¥—	¥14,034	¥(11,296)	¥(1,140)	¥1,598
Payables under repurchase agreements	33,733	(1,883)	31,850	(31,569)	(34)	247
Payables under securities lending transactions	1,017	—	1,017	(986)	—	31
Obligations to return securities received as collateral	4,806	—	4,806	(1,966)	—	2,840

Total	¥53,590	¥(1,883)	¥51,707	¥(45,817)	¥(1,174)	¥4,716

At March 31, 2021	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,997	¥—	¥11,997	¥(8,628)	¥(605)	¥2,764
Receivables under resale agreements	16,053	(2,273)	13,780	(12,687)	(37)	1,056
Receivables under securities borrowing transactions	3,370	—	3,370	(3,289)	—	81

Total	¥31,420	¥(2,273)	¥29,147	¥(24,604)	¥(642)	¥3,901

Financial liabilities:
Derivative liabilities	¥11,714	¥—	¥11,714	¥(8,545)	¥(1,624)	¥1,545
Payables under repurchase agreements	26,800	(2,232)	24,568	(23,835)	(60)	673
Payables under securities lending transactions	843	—	843	(814)	(2)	27
Obligations to return securities received as collateral	6,582	—	6,582	(1,931)	—	4,651

Total	¥45,939	¥(2,232)	¥43,707	¥(35,125)	¥(1,686)	¥6,896